Unaudited Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Translation reserve CNY (¥)	Translation reserve USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)						¥ 319,775		¥ (153,838)				¥ 165,937		¥ 39,078		¥ 205,015
Balance (in Shares) | shares	[1]	500,000		500,000
Balance at Dec. 31, 2022						319,775		(153,838)				165,937		39,078		205,015
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	500,000		500,000
Consolidated net loss								(19,338)				(19,338)		(6,128)		(25,466)
Capital contribution from controlling shareholders						159,625						159,625				159,625
Capital contribution from controlling shareholders (in Shares) | shares	[1]	743,140		743,140
Capital contribution from controlling shareholders														5,000		5,000
Translation reserve										446		446				446
Balance at Dec. 31, 2023						479,400		(173,176)		446		306,670		37,950		¥ 344,620
Balance (in Shares) at Dec. 31, 2023 | shares		1,243,140	[1]	1,243,140	[1]											1,243,140	1,243,140
Balance (in Dollars)						479,400		(173,176)		446		306,670		37,950		¥ 344,620
Balance (in Shares) | shares		1,243,140	[1]	1,243,140	[1]											1,243,140	1,243,140
Consolidated net loss								(23,525)				(23,525)		(2,991)		¥ (26,516)	$ (3,649)
Capital contribution from controlling shareholders						28,407						28,407				28,407
Capital contribution from controlling shareholders (in Shares) | shares	[1]	1,925,404		1,925,404
Translation reserve										(446)		(446)				(446)
Balance at Jun. 30, 2024						507,807	$ 69,877	(196,701)	$ (27,067)			311,106	$ 42,810	34,959	$ 4,811	¥ 346,065	$ 47,621
Balance (in Shares) at Jun. 30, 2024 | shares		3,168,544	[1]	3,168,544	[1]											3,168,544	3,168,544
Balance (in Dollars)						¥ 507,807	$ 69,877	¥ (196,701)	$ (27,067)			¥ 311,106	$ 42,810	¥ 34,959	$ 4,811	¥ 346,065	$ 47,621
Balance (in Shares) | shares		3,168,544	[1]	3,168,544	[1]											3,168,544	3,168,544

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).